Description of Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Description of Business and Basis of Presentation [Abstract]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Description of Business

COMSovereign Holding Corp., formerly known as Drone Aviation Holding Corp. (the Company), provides technologically advanced telecom solutions to network operators, mobile device carriers, governmental units and other enterprises worldwide. The Company has assembled a portfolio of communications, power, and niche technologies, capabilities, and products that enable upgrading latent 3G networks to 4G and 4G-LTE networks and will facilitate the rapid rollout of the 5G and "next-Generation" ("nG") networks of the future. The Company focuses on special capabilities, including signal modulations, antennae, software, hardware, and firmware technologies that enable increasingly efficient data transmission across the electromagnetic spectrum. The Company's product solutions are complemented by a broad array of services including technical support, systems design and integration, and sophisticated research and development programs. Since the Company's business operations are in the early stages and the Company has a limited operating history as a consolidated company, the Company may be susceptible to numerous risks, uncertainties, expenses and difficulties associated with early-stage enterprises as outlined in "Item 1A. Risk Factors" in the Company's Annual Report on Form 10-K for the fiscal year ended December 31, 2019. While the Company competes globally on the basis of its innovative technology, broad product offerings, high-quality and cost-effective customer solutions, as well as the scale of its global customer base and distribution, the Company's primary focus is on the North American telecom infrastructure and service market. The Company believes it is in a unique position to rapidly increase its near-term domestic sales as it is among the few U.S.-based providers of telecommunications equipment and services.

Corporate History

The Company was incorporated in Nevada on April 17, 2014. On June 3, 2014, the Company acquired Drone Aviation Corp. through a share exchange transaction, and on March 26, 2015, Drone Aviation Corp. merged with and into the Company. As a result of the share exchange and merger with Drone Aviation Corp., the Company acquired Drone Aviation Corp.'s subsidiary, Lighter Than Air Systems Corp. ("LTAS"), which does business under the name Drone Aviation.

On November 27, 2019, the Company completed the acquisition (the "ComSovereign Acquisition") of ComSovereign Corp., a Delaware corporation ("ComSovereign") in a stock-for-stock transaction with a total purchase price of approximately $75 million. The ComSovereign Acquisition was treated as a reverse merger for accounting purposes under U.S. GAAP with ComSovereign as the accounting acquirer and the Company as the accounting acquiree. As a result, our Condensed Consolidated Financial Statements included in this Quarterly Report are those of ComSovereign for the three months ended September 30, 2019 and the period January 10, 2019 (Inception) to September 30, 2019 and those of the Company for the three-and nine-month periods ended September 30, 2020. The operations of our pre-acquisition business, which consisted primarily of the operations of Drone Aviation, are included in our consolidated operating results only for the three-and nine-month periods ended September 30, 2020.

ComSovereign was incorporated in the state of Delaware on January 10, 2019 and commenced operations through a series of acquisitions.

On January 31, 2019, ComSovereign acquired the capital stock of VEO, a San Diego, California-based research and development company innovating Silicon Photonics (SiP) technologies for use in copper-to-fiber-to-copper switching, high-speed computing, high-speed ethernet, autonomous vehicle applications, mobile devices and 5G wireless equipment.

On January 31, 2019, ComSovereign acquired the capital stock of InduraPower Inc. ("InduraPower"), a Tucson, Arizona-based developer and manufacturer of intelligent batteries and back-up power supplies for network systems and telecom nodes. It also provides power designs and batteries for the aerospace, marine and automotive industries.

On March 4, 2019, ComSovereign acquired the capital stock of Silver Bullet Technology, Inc. ("Silver Bullet"), a California-based engineering firm that designs and develops next generation network systems and components, including self-organizing network protocol development, software-defined radio systems, and wireless communications systems.

On April 1, 2019, ComSovereign acquired the equity securities of DragonWave-X, LLC and its operating subsidiaries, DragonWave Corp. and DragonWave-X Canada, Inc. (collectively, "DragonWave"), a Dallas-based manufacturer of high-capacity microwave and millimeter point-to-point telecom backhaul radio units. DragonWave and its predecessor have been selling telecom backhaul radios since 2012 and its microwave radios have been installed in over 330,000 locations in more than 100 countries worldwide. According to a report by the U.S. Federal Communications Commission, as of December 2019, DragonWave was the second largest provider of licensed point-to-point microwave backhaul radios in North America.

On April 1, 2019, ComSovereign acquired the capital stock of Lextrum Inc. ("Lextrum"), a Tucson, Arizona-based developer of in band full-duplex wireless technologies and components, including multi-reconfigurable RF antennae and software programs. Lextrum's duplexing technology enables capacity doubling in a given spectrum band by allowing simultaneous transmission and receipt of radio signals on the same frequencies.

On March 6, 2020, the Company's newly-formed subsidiary, Sovereign Plastics LLC ("Sovereign Plastics"), acquired substantially all of the assets of a Colorado Springs, Colorado-based manufacturer of plastics and metal components to third-party manufacturers. The Company acquired its Sovereign Plastics business to increase its operating margins by reducing the manufacturing and production costs of its telecom products. Sovereign Plastics will also primarily operate as the material, component manufacturing and supply chain source for all of the Company's subsidiaries. The Company does not expect the revenues of Sovereign Plastics from sales to third parties to be material in the future.

On July 6, 2020, the Company completed its acquisition (the "VNC Acquisition") of Virtual Network Communications Inc., a Virginia corporation ("VNC"), pursuant to an Agreement and Plan of Merger and Reorganization dated as of May 21, 2020 (the "Merger Agreement"), by and among the Company and its wholly-owned subsidiaries, CHC Merger Sub 7, Inc. and VNC Acquisition LLC, VNC and Mohan Tammisetti, solely in his capacity as the representative of the security holders of VNC. VNC is an edge centric wireless telecommunications technology developer and equipment manufacturer of both 4G LTE Advanced and 5G capable radio equipment.  VNC designs, develops, manufactures, markets, and supports a line of network products for wireless network operators, mobile virtual network operators, cable TV system operators, and government and business enterprises that enable new sources of revenue, and reduce capital and operating expenses.  VNC is reinventing how wireless networks service mission-critical communications for Public Safety, Homeland Security, Department of Defense and commercial Private Network users.  We envision the future of virtualized micro networks blanketing the globe without expensive terrestrial based radio towers and building installation. VNC's patented technology virtualizes entire LTE Advanced and 5G core and radio solutions.  Our products eliminate much of the costly backbone equipment of telecom networks. VNC also has developed rapidly deployable, tactical systems that can be combined with the tethered aerostats and drones, including from COMSovereign's Drone Aviation subsidiary, enabling operating in nearly any location in the world.

Each of the Company's subsidiaries was acquired to address a different opportunity or segment within the North American telecom infrastructure and service market.

Basis of Presentation and Consolidation

The accompanying unaudited Condensed Consolidated Financial Statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP") and with the rules and regulations of the Security and Exchange Commission (SEC) for interim financial information. As a result, the statements do not include all information and footnotes required by U.S. GAAP for annual consolidated financial statements. In the opinion of management, such interim financial statements reflect all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of financial positions, results of operations and cash flows for such periods. The results for the three and nine months ended September 30, 2020 are not necessarily indicative of the Company's results of operations, financial position or cash flows that may be expected for the full fiscal year or future operating periods. The unaudited Condensed Consolidated Financial Statements included herein should be read in conjunction with the consolidated financial statements and footnotes thereto included in the Company's Annual Report on Form 10-K for the fiscal year ended December 31, 2019.

The unaudited consolidated financial statements as of, and for the three- and nine-month periods ended, September 30, 2020 include the accounts of the Company and its wholly-owned subsidiaries: Drone AFS Corp., Lighter Than Air Systems Corp., DragonWave, Lextrum, Silver Bullet, VEO, InduraPower, Sovereign Plastics, and VNC. All intercompany transactions and accounts have been eliminated.

Reclassifications

Certain immaterial December 31, 2019 amounts have been reclassified to be consistent with the current period presentation.

Use of Estimates

The preparation of unaudited financial statements in conformity with U.S. GAAP requires management to make estimates, assumptions and judgments that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, and the reported amounts of revenues and expenses during the reporting period. Estimates are based on historical factors, current circumstances and the experience and judgment of management. The Company evaluates its estimates, assumptions and judgments on an ongoing basis and may employ outside experts to assist in making these evaluations. Hence, changes in such estimates, based on more accurate information or different assumptions or conditions may cause actual results to differ from those estimates.

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Description of Business

COMSovereign Holding Corp., formerly known as Drone Aviation Holding Corp. ("the "Company"), is a provider of technologically-advanced telecom solutions to network operators, mobile device carriers, governmental units and other enterprises worldwide. The Company has assembled a portfolio of communications, power and niche technologies, capabilities and products that enable the upgrading of latent 3G networks to 4G and 4G-LTE networks and will facilitate the rapid rollout of the 5G and "next-Generation" ("nG") networks of the future. The Company focuses on special capabilities, including signal modulations, antennae, software, hardware and firmware technologies that enable increasingly efficient data transmission across the radio-frequency spectrum. The Company's product solutions are complemented by a broad array of services including technical support, systems design and integration, and sophisticated research and development programs. The Company competes globally on the basis of its innovative technology, broad product offerings, high-quality and cost-effective customer solutions, as well as the scale of its global customer base and distribution. In addition, the Company believes it is in a unique position to rapidly increase its near-term domestic sales as it is among the few U.S.-based providers of telecommunications equipment and services.

Acquisition of ComSovereign Corp.

The Company was incorporated under the laws of the State of Nevada on April 17, 2014. On November 27, 2019, the Company entered into an Agreement and Plan of Merger dated as of November 27, 2019 (the "Merger Agreement") with ComSovereign Corp., a Delaware corporation ("ComSovereign"), and DACS Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of the Company ("Merger Sub"). The Merger Agreement provided for the merger of Merger Sub with and into ComSovereign (hereafter referred to as the "ComSovereign Acquisition"). As a result of the ComSovereign Acquisition, Merger Sub ceased to exist, and ComSovereign became the surviving corporation and a direct wholly-owned subsidiary of the Company. Additionally, the former stockholders of ComSovereign (the "ComSovereign Stockholders") received a direct equity ownership and controlling equity interest in the Company. For each share of ComSovereign common stock, the stockholder received 1.8902 shares of the Company's common stock. The ComSovereign Acquisition was completed on November 27, 2019. On December 10, 2019, the Company changed its name from Drone Aviation Holding Corp. to COMSovereign Holding Corp.

The ComSovereign Acquisition was accounted for as a reverse merger with ComSovereign acquiring the assets of the Company, and the net assets, including other intangible assets, of the Company prior to the ComSovereign Acquisition being recorded at fair value with the excess purchase price allocated to goodwill. As a result of the completion of the ComSovereign Acquisition, these consolidated financial statements include (1) the assets and liabilities of the Company and its consolidated subsidiaries, including ComSovereign and its subsidiaries, as of December 31, 2019, (2) the historical operations of ComSovereign from inception (January 10, 2019) to the date of consummation of the ComSovereign Acquisition, and (3) and the operations of the Company and its subsidiaries from the date of completion of the ComSovereign Acquisition (November 27, 2019) to December 31, 2019.

Corporate History of ComSovereign

ComSovereign was incorporated in the state of Delaware on January 10, 2019. From the date of incorporation until the date of its first acquisition, as described below, ComSovereign had no business operations.

On January 12, 2019, two founding members of ComSovereign each acquired 6,000,000 shares of common stock at a value of $0.0001 per share of common stock with no cash paid to ComSovereign and no services required.

On January 20, 2019, the same two founding members of ComSovereign each acquired an additional 6,000,000 shares of common stock at a value of $0.0001 per share of common stock with no cash paid to ComSovereign and no services required.

On January 22, 2019, an additional 11 founding members of ComSovereign acquired an aggregate of 3,290,000 shares of common stock at a value of $0.0001 per share of common stock with no cash paid to ComSovereign and no services required.

On January 23, 2019, one of the additional 11 founding members acquired an additional 500,000 shares of common stock at a value of $0.0001 per share of common stock with no cash paid to ComSovereign and no services required.

On January 29, 2019, an additional founding member of ComSovereign acquired 100,000 shares of common stock at a value of $0.0001 per share of common stock with no cash paid to ComSovereign and no services required.

On January 31, 2019, ComSovereign acquired the capital stock of VEO, Inc. ("VEO"). VEO is a research and development company innovating silicon photonic ("SiP") technologies for use in copper-to-fiber-to-copper switching, high-speed computing, high-speed ethernet, autonomous vehicle applications, mobile devices and 5G wireless equipment. In connection with the purchase of VEO, ComSovereign issued 1,500,000 unregistered shares of Series A Redeemable Convertible Preferred stock ("Preferred Series A") to Dr. Chen K. Sun, who is also a founding member of ComSovereign.

On January 31, 2019, ComSovereign acquired the capital stock of InduraPower Inc. ("InduraPower"). InduraPower is a manufacturer of intelligent batteries and back-up power supplies for network systems and telecom nodes. It also provides power designs and batteries for aerospace, marine and automotive industries. In connection with the purchase of InduraPower, ComSovereign issued an aggregate of 800,000 unregistered Preferred Series A shares. Of those 800,000 shares, 688,800 Preferred Series A shares were issued to Sergei Begliarov, who is a founding member of ComSovereign and who became the Chief Executive Officer of InduraPower, and the balance was distributed to four other shareholders.

On March 4, 2019, ComSovereign acquired the capital stock of Silver Bullet Technology, Inc. ("Silver Bullet"). Silver Bullet is an engineering firm that designs and develops next generation network systems and components, including large-scale network protocol development, software-defined radio-systems and wireless network designs. In connection with the purchase of Silver Bullet, ComSovereign issued 300,000 unregistered Preferred Series A shares to Dr. Dustin McIntire, who is a founding member of ComSovereign and who became the Company's Chief Technology Officer.

On April 1, 2019, ComSovereign acquired the capital stock of DragonWave-X LLC ("DragonWave") and Lextrum, Inc. ("Lextrum"). DragonWave is a manufacturer of high-capacity microwave and millimeter point-to-point telecom backhaul radio units. Lextrum is a manufacturer of full-duplex wireless technologies and components, including multi-reconfigurable radio frequency antennae and software programs. This technology enables the doubling of a given spectrum band by allowing simultaneous transmission and receipt of radio signals on the same frequencies. In connection with the purchase of DragonWave and Lextrum, ComSovereign issued an aggregate of 13,237,149 shares of common stock to the shareholders of the parent company of DragonWave and Lextrum. Included in those shareholders were Daniel L. Hodges, the Chairman of the parent company, and John E. Howell, the Director and Chief Executive Officer of the parent company. In accordance with the subsections of ASC 805-50, Business Combinations, Transactions Between Entities Under Common Control, the Company noted common control did not exist based on either voting interests or qualitative factors; therefore, the Company concluded that the transaction was considered at arms-length and accounted for the transaction based on ASC 805, Business Combinations.

On November 15, 2019, the 2,600,000 outstanding shares of Preferred Series A were exchanged for an aggregate of 2,600,000 shares of ComSovereign's common stock.

Basis of Presentation

The accompanying financial statements of the Company were prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP"). In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. The historical information is not necessarily indicative of the Company's future results of operations, financial position or cash flows.

Principle of Consolidation

The consolidated financial statements as of, and for the period from January 10, 2019 (inception) to December 31, 2019 ("fiscal 2019") include the accounts of the Company and its subsidiaries: Drone AFS Corp., Lighter Than Air Systems Corp., DragonWave, Lextrum, Silver Bullet, VEO and InduraPower.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.